                                                                                                               July 20, 2012

Securities and Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C. 20549

            RE:      Dreyfus Variable Investment Fund

-                      International Equity Portfolio

                        1933 Act File No. 33-13690

                        1940 Act File No. 811-5125

                        CIK No. 0000813383

Gentlemen:

            Pursuant to Rule 497k under the Securities Act of 1933, transmitted for filing is a copy of an EDGARized supplement, dated July 20, 2012, to the above-referenced Fund's Summary Prospectus, dated May 1, 2012.

            Please address any comments or questions to my attention at (212) 922-6838.

                                                                                                               Sincerely,

                                                                                                               /s/Loretta Johnston

                                                                                                                  Loretta Johnston

                                                                                                                  Paralegal